OTHER NON-FINANCIAL LIABILITIES - Schedule of composition of non financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Non-Financial Liabilities [Line Items]
Current liabilities	$ 3,488,680	$ 3,301,906
Non-current liabilities	140,244	348,936
Total Liabilities	3,258,343	3,393,600	$ 2,953,289	$ 2,785,193
Total other non-financial liabilities
Other Non-Financial Liabilities [Line Items]
Current liabilities	3,488,680	3,301,906
Non-current liabilities	140,244	348,936
Total Liabilities	3,628,924	3,650,842
Deferred revenues
Other Non-Financial Liabilities [Line Items]
Current liabilities	3,118,099	3,044,664
Non-current liabilities	140,244	348,936
Total Liabilities	3,258,343	3,393,600
Sales tax
Other Non-Financial Liabilities [Line Items]
Current liabilities	14,566	17,801
Non-current liabilities	0	0
Total Liabilities	14,566	17,801
Retentions
Other Non-Financial Liabilities [Line Items]
Current liabilities	48,383	48,649
Non-current liabilities	0	0
Total Liabilities	48,383	48,649
Other taxes
Other Non-Financial Liabilities [Line Items]
Current liabilities	6,332	6,892
Non-current liabilities	0	0
Total Liabilities	6,332	6,892
Dividends payable
Other Non-Financial Liabilities [Line Items]
Current liabilities	293,092	174,549
Non-current liabilities	0	0
Total Liabilities	293,092	174,549
Other sundry liabilities
Other Non-Financial Liabilities [Line Items]
Current liabilities	8,208	9,351
Non-current liabilities	0	0
Total Liabilities	$ 8,208	$ 9,351